Taxation - Schedule of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 860,698	¥ 780,179	¥ 707,595
Addition	21,180	83,516	73,480
Written off for expiration of net operating losses	(125,803)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(3,168)	(2,997)	(896)
Balance at end of the period	¥ 752,907	¥ 860,698	¥ 780,179